Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 13.0	$ 9.9	$ 23.4	$ 21.8	$ 39.4	$ 39.1
Weighted-average remaining useful life				14 years 6 months